Net Income Per Share	9 Months Ended
Sep. 30, 2025
Earnings per share [abstract]
Net Income Per Share
13.
NET INCOME PER SHARE

The rights, including dividend rights, of the ordinary shares and special shares are substantially identical, other than voting rights.

Basic net income per share (“Basic EPS”) is computed by dividing net income attributable to ordinary shares and special shares by the weighted-average number of ordinary shares and special shares outstanding during each period. Net income attributable to ordinary shares and special shares is determined in accordance with their rights to income and losses, as described in the Group’s annual consolidated financial statements.

To compute diluted net income per share (“Diluted EPS”), the Group adjusts the numerator and the denominator of Basic EPS. The Group adjusts net income attributable to ordinary shares and special shares for the changes in net income (loss) that would result from the conversion of dilutive potential ordinary shares to ordinary shares. Prior to the IPO, the adjustments to net income (loss) attributable to ordinary shares and special shares could also include changes in how the net income (loss) would be allocated to ordinary shares and special shares if dilutive potential ordinary shares converted to ordinary shares. The Group adjusts the weighted-average number of ordinary shares and special shares outstanding during each period by the weighted-average number of ordinary shares that would be issued upon the conversion of dilutive potential ordinary shares to ordinary shares.

For the three and nine months ended September 30, 2025, potential ordinary shares included stock based awards. For the three months ended September 30, 2024, potential ordinary shares included stock based awards and the warrants. For the nine months ended September 30, 2024, potential ordinary shares included preference shares prior to the Conversion Event, Series C Preference Shares prior to the Conversion Event, stock based awards beginning from the Conversion Event and the warrants. See Note 11.

Prior to the IPO, stock based awards were not potential ordinary shares because the underlying shares of the stock based awards were non-voting ordinary shares. While non-voting ordinary shares were considered a class of ordinary shares, because non-voting ordinary shares were not entitled to dividends, they were allocated no earnings or losses when calculating Basic EPS and Diluted EPS. As a result, Basic EPS and Diluted EPS for non-voting ordinary shares were zero in all periods when non-voting ordinary shares were outstanding. In connection with the consummation of the IPO, the Company’s share capital no longer includes non-voting ordinary shares.

The computation of Basic EPS and Diluted EPS is as follows:

	Three Months Ended		Nine Months Ended
(in USD and thousands, except per share data)	September 30,		September 30,
Basic EPS	2025	2024	2025	2024
Numerator
Net income attributable to Viking Holdings Ltd	$514,089	$380,030	$847,664	$48,651
Net income allocated to shares other than ordinary shares and special shares	—	—	—	7,091
Net income allocated to ordinary shares and special shares	$514,089	$380,030	$847,664	$41,560
Denominator
Weighted-average ordinary shares and special shares	443,520	431,604	443,221	339,779
Basic EPS	$1.16	$0.88	$1.91	$0.12

	Three Months Ended		Nine Months Ended
(in USD and thousands, except per share data)	September 30,		September 30,
Diluted EPS	2025	2024	2025	2024
Numerator
Net income allocated to ordinary shares and special shares - Basic	$514,089	$380,030	$847,664	$41,560
Reallocation of income	—	—	—	212
Net income allocated to ordinary shares and special shares - Diluted	$514,089	$380,030	$847,664	$41,772
Denominator
Weighted-average ordinary shares and special shares - Basic	443,520	431,604	443,221	339,779
Dilutive effect of stock based awards	3,118	3,917	2,743	2,143
Weighted-average ordinary shares and special shares - Diluted	446,638	435,521	445,964	341,922
Diluted EPS	$1.15	$0.87	$1.90	$0.12

For the three and nine months ended September 30, 2025 and 2024, the weighted-average number of potential ordinary shares that were not included in the Diluted EPS calculations because they would be anti-dilutive were as follows:

	Three Months Ended		Nine Months Ended
	September 30,		September 30,
(in thousands)	2025	2024	2025	2024
Series C Preference Shares	N/A	N/A	N/A	80,701
Warrants	N/A	8,731	N/A	8,731
Preference Shares	N/A	N/A	N/A	1,454
Stock based awards	123	—	331	—